Subsequent Events (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 04, 2021	Dec. 04, 2020	Oct. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jan. 07, 2021	Sep. 01, 2020	Jul. 31, 2020	Jun. 17, 2019
Common stock, shares				14,685,932		13,258,707	10,589,746	101,705	2,667,349	800,000	6,520,099
Offering costs							$ 10,000,000
Recovery of up to approximately		$ 1,070,000
Installment amount	$ 2,062,500
Subsequent Event [Member]
Common stock, shares			5,000,000
Offering costs			$ 11,000,000